Statement of cash flows - Summary of changes in assets and liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	₩ 139,689,840	₩ 127,770,558
Changes from cash flows	1,193,515	12,046,146
Amortization of discount on borrowings and debentures	(113,277)	(9,411)
Changes in foreign currency	2,977,655	284,510
Other	950,209	(401,963)
Ending balance	144,697,942	139,689,840
Financial liabilities designated at FVTPL
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	254,832	47,327
Changes from cash flows	0	209,969
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency	0	32
Other	6,467	(2,496)
Ending balance	261,299	254,832
Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	358,017	531,934
Changes from cash flows	119,361	79,563
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency	0	0
Other	(617,651)	(253,480)
Ending balance	(140,273)	358,017
Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	56,901,352	49,279,175
Changes from cash flows	(8,231,239)	8,153,087
Amortization of discount on borrowings and debentures	(131,663)	(61,561)
Changes in foreign currency	770,798	90,914
Other	611,125	(560,263)
Ending balance	49,920,373	56,901,352
Debentures
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	81,561,725	77,288,783
Changes from cash flows	9,578,027	3,865,582
Amortization of discount on borrowings and debentures	(4,401)	33,295
Changes in foreign currency	2,178,255	197,895
Other	452,248	176,170
Ending balance	93,765,854	81,561,725
Lease liabilities
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	613,914	623,339
Changes from cash flows	(272,634)	(262,055)
Amortization of discount on borrowings and debentures	22,787	18,855
Changes in foreign currency	28,602	(4,331)
Other	498,020	238,106
Ending balance	₩ 890,689	₩ 613,914